Organization and Business Description - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2025
HUHUTECH (HK) Limited (“HUHU HK”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jul. 28, 2021
Jurisdiction of Formation	Hong Kong, PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Dec. 10, 2021
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Aug. 20, 2015
Jurisdiction of Formation	PRC
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Apr. 25, 2022
Jurisdiction of Formation	JAPAN
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Aspirational Technology Co.. (“HUHU USA”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Jan. 30, 2025
Jurisdiction of Formation	USA
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	May 07, 2025	[1]
Jurisdiction of Formation	Germany	[1]
Percentage of Ownership	100.00%	[1]
Principal Activities	System integration and engineering services	[1]
Huhu Technology Singapore Pte. Ltd. (HUHU “Singapore”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation/Acquisition	Aug. 06, 2025
Jurisdiction of Formation	SINGAPORE
Percentage of Ownership	100.00%
Principal Activities	System integration and engineering services

[1]	The Company arranged the establishment of Huhu Deutschland with an employee as a nominee shareholder and legal representative. On March 7, 2025, the Company acquired the 100% equity interest in Huhu Deutschland from the employee for a consideration of €25,000, equivalent to the initial capital. Before the acquisition, HUHU Deutschland had no operation and did not meet the definition of a “business”. Given the fact that the Company effectively controls Huhu Deutschland since its inception, the Company believes the above restructure shall be accounted for under common control in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”), ASC805-50-25-2 and ASC 805-50-45.